Description of Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Net loss	$ 19,246	$ 12,596	$ 1,943	$ 11,332	$ 8,486	$ 1,004	$ 6,667	$ 1,813	$ 45,117	$ 17,971	$ 14,704
Net cash used in operating activities									15,398	14,213	$ 16,420
Accumulated deficit	$ 324,832				$ 279,188				$ 324,832	$ 279,188